Memorandum items - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of contingent liabilities [line items]
Non-managed marketed funds	€ 48,379	€ 48,385	€ 38,563
Third party debt securities and equity instruments held in custody	231,263	236,153	209,269
Financial instruments not credit-impaired | Stage 1
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	370,729	337,113	310,435
Financial instruments not credit-impaired | Stage 1 | Contingent liabilities and commitments
Disclosure of contingent liabilities [line items]
Other provisions	331	372	377
Financial instruments not credit-impaired | Stage 2 and 3
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	7,092	10,531	6,764
Financial instruments not credit-impaired | Stage 2 and 3 | Contingent liabilities and commitments
Disclosure of contingent liabilities [line items]
Other provisions	191	200	182
Financial instruments credit-impaired | Stage 2 and 3
Disclosure of contingent liabilities [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	1,782	1,584	946
Financial instruments credit-impaired | Stage 2 and 3 | Contingent liabilities and commitments
Disclosure of contingent liabilities [line items]
Other provisions	€ 212	€ 161	€ 141